Other interim disclosures (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Discontinued operations [member]
Statement [line items]
Property, plant and equipment impairment charges		$ (1.0)		$ (2.0)
Property, plant and equipment impairment reversal		1.0		1.0
Property, plant and equipment depreciation charge		(48.0)		(99.0)
Right-of-use assets depreciation charge		(10.0)		(18.0)
Intangible assets impairment charges		(1.0)		(13.0)
Intangible assets amortization charge		(56.0)		(111.0)
Impairment loss recognised in profit or loss, right of use assets				0.0
Reversal impairment loss recognised in profit or loss, right of use assets				0.0
Reversal of impairment loss recognised in profit or loss, intangible assets other than goodwill				0.0
Accumulated depreciation, amortisation and impairment [member]
Statement [line items]
Property, plant and equipment impairment charges	$ (9.0)	(31.0)	$ (10.0)	(58.0)
Property, plant and equipment impairment reversal		39.0		48.0
Property, plant and equipment depreciation charge	(219.0)	(222.0)	(437.0)	(455.0)
Right-of-use assets depreciation charge	(61.0)	(68.0)	(124.0)	(133.0)
Intangible assets impairment charges	(37.0)	(454.0)	(194.0)	(927.0)
Intangible assets amortization charge	$ (836.0)	$ (974.0)	(1,711.0)	(2,053.0)
Impairment loss recognised in profit or loss, right of use assets			0.0
Reversal impairment loss recognised in profit or loss, right of use assets			0.0
Reversal of impairment loss recognised in profit or loss, intangible assets other than goodwill			$ 0.0
Acquired research and development [member] | Accumulated depreciation, amortisation and impairment [member]
Statement [line items]
Intangible assets impairment charges				(0.3)
Currently marketed products [member] | Accumulated depreciation, amortisation and impairment [member]
Statement [line items]
Intangible assets impairment charges				$ (300.0)